Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Registrant Name	dei_EntityRegistrantName	VANGUARD OHIO TAX-FREE FUNDS
CIK	dei_EntityCentralIndexKey	0000862341
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 26, 2021
Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2021
Prospectus Date	rr_ProspectusDate	Mar. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A